Stockholders' Equity (Market-Based Awards Weighted-Average Assumptions) (Details) - Market-Based Awards	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Risk-free interest rate	2.70%	2.40%	1.70%
Dividend yield	4.40%	2.60%	1.80%
Volatility	33.00%	32.50%	32.30%
Expected term (in years)	4 years	4 years	4 years